Note 11 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
(In thousands)
Year	Amount
2015	$339
2016	$365
2017	$376
2018	$387
2019	$99